Stockholders Equity (Details 4) (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Dec. 31, 2013
Changes in the Carrying Amount of the Non-Controlling Interest [Abstract]
Beginning Balance			$ 7,000	$ 7,000
Add: Income attributable to non-controlling interests	329		543	1,470
Less: Cash distribution to non-controlling interest			(1,815)	(2,857)
Ending Balance	$ 5,728		$ 5,728	$ 5,613